Derivative Instruments and Hedging Activities Disclosure - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Foreign Currency Forward Contract [Member] USD ($)	Dec. 31, 2012 Foreign Currency Forward Contract [Member] USD ($)	Dec. 31, 2012 Foreign Currency Forward Contract [Member] EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Foreign currency forward contracts settlement dates		Within one month
Derivative amount of foreign currency exchange options and forward contracts to hedge				€ 4,250,000,000
Foreign currency options premium payable			156,800,000
Acquisition, gain (loss) reflected in other income and expense	$ (70,400,000)	$ 300,000	$ (70,400,000)